Shareholder Report, Holdings (Details) - C000241425 [Member]	Mar. 31, 2025
Alpha Architect 1-3 Month Box ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.50%
PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Ultrashort Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%